The Money Market Portfolios

Notes to Financial Statements (unaudited)

The Money Market Portfolio

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Money Market Portfolios (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of one portfolio, The Money Market Portfolio (Portfolio). The shares of the Portfolio are issued in private placements and are exempt from registration under the Securities Act of 1933.

The following summarizes the Portfolio s significant accounting policies.

a. Financial Instrument Valuation

Securities are valued at amortized cost, which approximates market value. Amortized cost is an income-based approach which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Under procedures approved by the Portfolio s Board of Trustees (the Board), the Portfolio s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Portfolio s valuation policies and procedures, which are approved annually by the Board.

b. Repurchase Agreements

The Portfolio enters into repurchase agreements, which are accounted for as a loan by the Portfolio to the seller, collateralized by securities which are delivered to the Portfolio s custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Portfolio, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. All repurchase agreements held by the Portfolio at period end had been entered into on December 31, 2012.

c. Income Taxes

It is the Portfolio s policy to qualify as a regulated investment company under the Internal Revenue Code. The Portfolio intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Portfolio recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of December 31, 2012 and for all open tax years, the Portfolio has determined that no liability for unrecognized tax benefits is required in the Portfolio s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

22 | Semiannual Report

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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04267

Institutional Fiduciary Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000

Date of fiscal year end: 6/30

Date of reporting period: 12/31/12

Item 1. Reports to Stockholders.

DECEMBER 31, 2012

Money Market Portfolio

SEMIANNUAL REPORT

INSTITUTIONAL FIDUCIARY TRUST

FRANKLIN TEMPLETON INSTITUTIONAL

Contents

Semiannual Report

IFT Money Market Portfolio

Your Fund's Goal and Main Investments: The IFT Money Market Portfolio seeks to provide as high a level of current income as is consistent with preservation of shareholders' capital and liquidity. The Fund invests through The Money Market Portfolio (the Portfolio) mainly in high-quality, short-term U.S. dollar denominated money market securities of domestic and foreign issuers. The Fund attempts to maintain a stable $1.00 share price.

Performance data represent past performance, which does not guarantee future results. Investment return will fluctuate. Current performance may differ from figures shown. Please call a Franklin Templeton Institutional Services representative at ***(800) 321-8563*** *for most recent month-end performance.*

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency or institution. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

This semiannual report for IFT Money Market Portfolio covers the period ended December 31, 2012.

Performance Overview

In an effort to promote economic growth, the Federal Reserve Board (Fed) held short-term interest rates at a historically low level during the six-month period under review. As a result, the Fund's seven-day annualized yield was unchanged at 0.00% from June 30, 2012, through December 31, 2012.

Economic and Market Overview

During the six months under review, U.S. economic data remained mixed. Manufacturing indicators strengthened slightly and the housing sector remained resilient with new and existing home sales as well as prices pointing toward a gradual strengthening trend, albeit from a low base. Consumer spending generally increased and consumer confidence reached its highest level during the

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund's Statement of Investments (SOI). **The SOI begins on page 7.**

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Portfolio Breakdown
12/31/12

	% of Total Net Assets
Commercial Paper	46.4%
Certificates of Deposit	18.8%
U.S. Government & Agency Securities	12.6%
Repurchase Agreements	10.3%
Municipal Bonds	4.5%
Other Net Assets	7.4%

period in November. However, oil prices rose and gross domestic product growth was moderate.

In September, the Fed acknowledged the need for further policy accommodation and announced a third round of quantitative easing (QE3). QE3 consisted of additional $40 billion monthly purchases of mortgage-backed securities until the labor market improves. The Fed also continued buying long-term Treasuries and selling short-term Treasuries in an effort to put downward pressure on long-term interest rates. In December, the Fed announced a 6.5% unemployment target as a guide to maintaining the historically low federal funds target rate. Economists, business leaders and market watchers were concerned about the U.S. "fiscal cliff" when, unless Congress acted, automatic income tax increases and federal budget cuts were scheduled to take effect in 2013. They feared these events could cause another U.S. recession. Not knowing whether Congress and the President would avert these measures after the U.S. election, many businesses delayed major investment and hiring decisions. Lawmakers reached a late compromise on January 1, 2013, a day after the reporting period ended. The approved legislation will maintain some tax cuts for most Americans but increase rates on the wealthiest. It will also delay the automatic federal spending cuts scheduled to start in January 2013.

As investors gained confidence in the financial markets, the 10-year U.S. Treasury yield rose to 1.78% at year-end from 1.67% on June 30, 2012. During the six months under review, below-investment-grade corporate bonds, as measured by the Credit Suisse High Yield Index, produced strong returns and outperformed investment-grade fixed income markets, as measured by the Barclays U.S. Aggregate Index.

Investment Strategy

Consistent with our strategy, we invest, through the Portfolio, mainly in high-quality, short-term U.S. dollar denominated money market securities of domestic and foreign issuers, including bank obligations, commercial paper, repurchase agreements and U.S. government securities. We maintain a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average life of 120 days or less. We seek to provide shareholders with a high-quality, conservative investment vehicle; thus, we do not invest the Fund's cash in derivatives or other relatively volatile securities that we believe involve undue risk.

Manager's Discussion

The six months under review were characterized by extremely low short-term interest rates, which pressured money market yields. We continued to invest the Portfolio's assets in high-quality money market securities. On December 31, 2012, for example, 100% of the securities purchased for the Portfolio carried short-term credit ratings of A-1 or P-1, or higher, by independent credit rating agency Standard & Poor's or Moody's Investors Service.[1]

We appreciate your support, welcome new shareholders and look forward to serving your investment needs in the years ahead.

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2012, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

1. These do not indicate ratings of the Fund.

Performance Summary
Symbol: INFXX
12/31/12

Seven-day annualized yield	0.00%
Total annual operating expenses*	0.36%

*The figure is as stated in the Fund's prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figure shown. In efforts to prevent a negative yield, the investment manager and Fund administrator have voluntarily agreed to waive or limit their respective fees, assume as their own expense certain expenses otherwise payable by the Fund, and if necessary, make a capital infusion into the Fund. These waivers, expense reimbursements and capital infusions, which are not reflected in the table above, are voluntary and may be modified or discontinued by the investment manager or Fund administrator at any time, and without further notice. There is no guarantee the Fund will be able to avoid a negative yield.

Annualized yield is for the seven-day period ended 12/31/12. The Fund's average weighted life and average weighted maturity were each 29 days. Yield reflects Fund expenses and fluctuations in interest rates on Portfolio investments.

*Performance data represent past performance, which does not guarantee future results. Investment return will fluctuate. Current performance may differ from figures shown. Please call a Franklin Templeton Institutional Services representative at **(800) 321-8563** for most recent month-end performance.*

Your Fund's Expenses

As a Fund shareholder, you can incur two types of costs:

- Transaction costs, including sales charges (loads) on Fund purchases, if applicable; and
- Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, if applicable, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. *Of course, your account value and expenses will differ from those in this illustration:*

1. Divide your account value by $1,000.
   If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2. Multiply the result by the number under the heading "Expenses Paid During Period."
   If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the Fund's actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Your Fund's Expenses *(continued)*

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account Value 7/1/12	Ending Account Value 12/31/12	Expenses Paid During Period* 7/1/12–12/31/12
Actual	$1,000	$1,000.00	$0.71
Hypothetical (5% return before expenses)	$1,000	$1,024.50	$0.71

*Expenses are calculated using the most recent six-month annualized expense ratio, net of voluntary expense waivers, of 0.14%, which includes the expenses incurred by the Portfolio, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

Institutional Fiduciary Trust

Financial Highlights

Money Market Portfolio

	Six Months Ended December 31, 2012 (unaudited)	Year Ended June 30, 2012	2011	2010	2009	2008
Per share operating performance (for a share outstanding throughout the period)						
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations – net investment income (loss)	—	—	—	(—)[a]	0.009	0.038
Less distributions from net investment income	—	—	—	—	(0.009)	(0.038)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[b]	—%	—%	—%	—%	0.91%	3.89%
Ratios to average net assets[c]						
Expenses before waiver and payments by affiliates[d]	0.36%	0.36%	0.36%	0.36%	0.39%	0.37%
Expenses net of waiver and payments by affiliates[d]	0.14%	0.13%	0.19%	0.21%	0.39%[e]	0.37%
Net investment income (loss)	—%	—%	—%	(—)%[f]	0.90%	3.86%
Supplemental data						
Net assets, end of period (000's)	$16,544,547	$12,139,765	$10,126,869	$6,754,186	$5,353,195	$4,174,060

[a]Amount rounds to less than $0.001 per share.
[b]Total return is not annualized for periods less than one year.
[c]Ratios are annualized for periods less than one year.
[d]The expense ratio includes the Fund's share of the Portfolio's allocated expenses.
[e]Benefit of waiver and payment by affiliate rounds to less than 0.01%.
[f]Rounds to less than 0.01%.

Institutional Fiduciary Trust

Statement of Investments, December 31, 2012 (unaudited)

Money Market Portfolio	Shares	Value
Mutual Funds (Cost $16,544,434,230) 100.0%		
[a]The Money Market Portfolio	16,544,434,230	$16,544,434,230
Other Assets, less Liabilities 0.0%[†]		113,011
Net Assets 100.0%		$16,544,547,241

[†]Rounds to less than 0.1% of net assets.
[a]Non-income producing.

Financial Statements

Statement of Assets and Liabilities

December 31, 2012 (unaudited)

	Money Market Portfolio
Assets:	
Investment in Portfolio, at value and cost	$16,544,434,230
Receivable from affiliates	193,858
Total assets	16,544,628,088
Liabilities:	
Payables:	
Allocator Funds (Note 5)	3,803
Reports to shareholders	6,044
Professional fees	35,232
Registration and filing fees	14,774
Unaffiliated transfer agent fees	13,693
Accrued expenses and other liabilities	7,301
Total liabilities	80,847
Net assets, at value	$16,544,547,241
Net assets consist of paid-in capital	$16,544,547,241
Shares outstanding	16,544,549,372
Net asset value per share	$1.00

Institutional Fiduciary Trust

Financial Statements *(continued)*

Statement of Operations

for the six months ended December 31, 2012 (unaudited)

	Money Market Portfolio
Investment income:	
Dividends from Portfolio	$ —
Expenses:	
Administrative fees (Note 3a)	15,484,558
Unaffiliated transfer agent fees	15,963
Special servicing agreement fees (Note 5)	30,542
Reports to shareholders	6,563
Registration and filing fees	256,602
Professional fees	53,448
Trustees' fees and expenses	40,716
Other	42,566
Total expenses	15,930,958
Expenses waived/paid by affiliates (Note 3c)	(15,930,958)
Net expenses	—
Net investment income	$ —

Financial Statements *(continued)*

Statements of Changes in Net Assets

	Money Market Portfolio	
	Six Months Ended December 31, 2012 (unaudited)	Year Ended June 30, 2012
Increase (decrease) in net assets:		
Net investment income from operations	$ —	$ —
Capital share transactions (Note 2)	4,404,782,373	2,012,895,779
Net increase (decrease) in net assets	4,404,782,373	2,012,895,779
Net assets (there is no undistributed net investment income at beginning or end of period):		
Beginning of period	12,139,764,868	10,126,869,089
End of period	$16,544,547,241	$12,139,764,868

Institutional Fiduciary Trust

Notes to Financial Statements (unaudited)

Money Market Portfolio

1. Organization and Significant Accounting Policies

Institutional Fiduciary Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of one fund, the Institutional Fiduciary Trust Money Market Portfolio (Fund).

The Fund invests substantially all of its assets in The Money Market Portfolio (Portfolio), which is registered under the 1940 Act as an open-end investment company. The accounting policies of the Portfolio, including the Portfolio's security valuation policies, will directly affect the recorded value of the Fund's investment in the Portfolio. The financial statements of the Portfolio, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

Shares of the Fund are offered to other investment companies and accounts managed by Franklin Advisers Inc. (Advisers) or its affiliates, and to other institutional investors. At December 31, 2012, Advisers, affiliates of Advisers, and investment companies and accounts managed by Advisers or its affiliates owned 16,544,074,312 shares of the Fund.

The following summarizes the Fund's significant accounting policies.

a. Financial Instrument Valuation

The Fund holds Portfolio shares that are valued at the closing net asset value of the Portfolio. Under procedures approved by the Fund's Board of Trustees (the Board), the Fund's administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. At December 31, 2012, the Fund owned 88.74% of the Portfolio.

b. Income Taxes

It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is "more likely than not" to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of December 31, 2012, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund's financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

Money Market Portfolio

1. Organization and Significant Accounting Policies *(continued)*

c. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Income received from the Portfolio and estimated expenses are accrued daily. Dividends from net investment income are normally declared daily; these dividends may be reinvested or paid monthly to shareholders. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

d. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

e. Guarantees and Indemnifications

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

At December 31, 2012, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares at $1.00 per share were as follows:

	Six Months Ended December 31, 2012	Year Ended June 30, 2012
Shares sold	$ 28,608,431,027	$ 52,900,803,218
Shares redeemed	(24,203,648,654)	(50,887,907,439)
Net increase (decrease)	$ 4,404,782,373	$ 2,012,895,779

Institutional Fiduciary Trust

Notes to Financial Statements (unaudited) *(continued)*

Money Market Portfolio

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers, directors and/or trustees of the Portfolio and of the following subsidiaries:

Subsidiary	Affiliation
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Administrative Fees

The Fund pays an administrative fee to FT Services of 0.20% per year of the average daily net assets of the Fund.

b. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

c. Waiver and Expense Reimbursements

In efforts to prevent a negative yield, FT Services and Investor Services have voluntarily agreed to waive or limit their respective fees, assume as their own expense certain expenses otherwise payable by the Fund and if necessary, make a capital infusion into the Fund. These waivers, expense reimbursements and capital infusions are voluntary and may be modified or discontinued by FT Services or Investor Services at any time, and without further notice. There is no guarantee that the Fund will be able to avoid a negative yield.

d. Other Affiliated Transactions

At December 31, 2012, an investment company managed by Advisers owned 53.24% of the Fund's outstanding shares. Investment activities of this investment company could have a material impact on the Fund.

4. Income Taxes

At December 31, 2012, the cost of investments for book and income tax purposes was the same.

5. Special Servicing Agreement

The Fund, which is an eligible underlying investment of one or more of the Franklin Templeton Fund Allocator Series Funds (Allocator Funds), participates in a Special Servicing Agreement (SSA) with the Allocator Funds and certain service providers of the Fund and the Allocator Funds.

Institutional Fiduciary Trust

Notes to Financial Statements (unaudited) *(continued)*

Money Market Portfolio

5. Special Servicing Agreement *(continued)*

Under the SSA, the Fund may pay a portion of the Allocator Funds' expenses (other than any asset allocation, administrative, and distribution fees) to the extent such payments are less than the amount of the benefits realized or expected to be realized by the Fund (e.g., due to reduced costs associated with servicing accounts) from the investment in the Fund by the Allocator Funds. The Allocator Funds are either managed by Advisers or administered by FT Services, an affiliate of Advisers. For the period ended December 31, 2012, the Fund was held by one or more of the Allocator Funds and the amount of expenses borne by the Fund is noted in the Statement of Operations. At December 31, 2012, 3.66% of the Fund's outstanding shares were held by one or more of the Allocator Funds. Effective May 1, 2013, the SSA will be discontinued until further notice and approval by the Board.

6. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:

- Level 1 – quoted prices in active markets for identical financial instruments
- Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
- Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At December 31, 2012, all of the Fund's investments in financial instruments carried at fair value were valued using Level 1 inputs.

7. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

The Money Market Portfolios

Financial Highlights

The Money Market Portfolio

	Six Months Ended December 31, 2012 (unaudited)	Year Ended June 30, 2012	2011	2010	2009	2008
Per share operating performance (for a share outstanding throughout the period)						
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations:						
Net investment income (loss)	—	(—)[a]	—[a]	0.001	0.011	0.040
Net realized and unrealized gains (losses)	—[a]	—[a]	—[a]	—[a]	(—)[a]	—
Total from investment operations	—[a]	—[a]	—[a]	0.001	0.011	0.040
Less distributions from net investment income	—	—	(—)[a]	(0.001)	(0.011)	(0.040)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[b]	—%	—%	0.04%	0.06%	1.14%	4.10%
Ratios to average net assets[c]						
Expenses before waiver and payments by affiliates	0.15%	0.15%	0.15%	0.15%	0.15%	0.16%
Expenses net of waiver and payments by affiliates	0.14%	0.13%[d]	0.15%[d,e]	0.15%	0.15%[d]	0.16%[d]
Net investment income	—%	(—)%[f]	0.04%	0.06%	1.12%	4.02%
Supplemental data						
Net assets, end of period (000's)	$18,640,909	$14,065,932	$12,092,511	$8,924,640	$8,520,392	$7,028,194

[a]Amount rounds to less than $0.001 per share.
[b]Total return is not annualized for periods less than one year.
[c]Ratios are annualized for periods less than one year.
[d]Benefit of expense reduction rounds to less than 0.01%.
[e]Benefit of waiver and payment by affiliate rounds to less than 0.01%.
[f]Rounds to less than 0.01%.

The Money Market Portfolios

Statement of Investments, December 31, 2012 (unaudited)

The Money Market Portfolio	Principal Amount*	Value
Investments 92.6%		
Certificates of Deposit 18.8%		
Bank of Montreal, Chicago Branch, 0.20%, 1/11/13	$270,000,000	$ 270,000,000
Bank of Montreal, Chicago Branch, 0.12% - 0.205%, 1/07/13 - 1/28/13	370,000,000	370,000,083
Bank of Montreal, Chicago Branch, 0.21%, 1/28/13	310,000,000	310,000,000
Bank of Nova Scotia, Houston Branch, 0.16%, 1/09/13	200,000,000	200,000,000
Bank of Nova Scotia, Houston Branch, 0.17% - 0.22%, 1/09/13 - 3/14/13	440,000,000	440,000,333
Royal Bank of Canada, New York Branch, 0.08%, 1/11/13	280,000,000	280,000,000
Royal Bank of Canada, New York Branch, 0.09%, 1/18/13	260,000,000	260,000,000
Royal Bank of Canada, New York Branch, 0.08% - 0.49%, 1/15/13 - 2/08/13	420,900,000	420,900,313
The Toronto-Dominion Bank, New York Branch, 0.18% - 0.275%, 1/07/13 - 6/05/13	960,000,000	960,000,400
Total Certificates of Deposit (Cost $3,510,901,129)		3,510,901,129
[a]**Commercial Paper 46.4%**		
Bank of Nova Scotia, 1/07/13 (Canada)	310,000,000	309,992,508
Chevron Corp., 1/02/13 - 1/25/13	265,000,000	264,994,265
Chevron Corp., 2/05/13	300,000,000	299,962,083
Chevron Corp., 2/06/13	200,000,000	199,974,000
Colgate-Palmolive Co., 1/25/13	50,000,000	49,997,667
Commonwealth Bank of Australia, 1/07/13 (Australia)	200,000,000	199,995,333
Commonwealth Bank of Australia, 1/31/13 (Australia)	120,000,000	119,987,000
Export Development Canada, 6/13/13 (Canada)	350,000,000	349,698,903
Export Development Canada, 1/07/13 - 6/14/13 (Canada)	558,500,000	558,322,901
Exxon Mobil Corp., 1/10/13	100,000,000	99,998,375
Johnson & Johnson, 1/10/13	200,000,000	199,994,000
Johnson & Johnson, 1/04/13 - 1/14/13	328,000,000	327,995,506
JP Morgan Chase & Co., 1/02/13	201,000,000	200,999,944
Merck & Co. Inc., 1/18/13 - 3/11/13	250,000,000	249,950,569
National Australia Funding, 1/03/13 (Australia)	930,000,000	929,993,283
National Australia Funding, 1/28/13 (Australia)	30,000,000	29,997,075
Nestle Finance International Ltd., 1/07/13 (Switzerland)	220,000,000	219,993,767
Nestle Finance International Ltd., 1/08/13 (Switzerland)	345,000,000	344,988,596
Nestle Finance International Ltd., 1/17/13 - 1/23/13 (Switzerland)	215,000,000	214,984,389
PepsiCo Inc., 1/03/13 - 2/01/13	422,100,000	422,089,449
Pfizer Inc., 1/11/13	295,000,000	294,993,444
Province of British Columbia, 1/04/13 - 6/19/13 (Canada)	358,368,000	358,273,066
Province of Ontario, 1/04/13 - 3/13/13 (Canada)	812,743,000	812,635,892
Total Capital Canada Ltd., 1/11/13 (France)	285,000,000	284,989,731
Total Capital Canada Ltd., 1/04/13 - 2/15/13 (France)	434,770,000	434,722,340
Wal-Mart Stores Inc., 1/30/13	285,800,000	285,774,675
Wal-Mart Stores Inc., 1/04/13 - 2/05/13	343,550,000	343,529,574
Wal-Mart Stores Inc., 2/08/13	238,200,000	238,177,371
Total Commercial Paper (Cost $8,647,005,706)		8,647,005,706

The Money Market Portfolios

Statement of Investments, December 31, 2012 (unaudited) *(continued)*

The Money Market Portfolio	Principal Amount*	Value
Investments (continued)		
U.S. Government and Agency Securities 12.6%		
[a]FFCB, 1/02/13	$ 60,805,000	$ 60,804,990
[a]FHLB,		
1/25/13	250,000,000	249,998,333
1/02/13 - 2/27/13	721,217,000	721,207,091
[a,b]International Bank for Reconstruction & Development,		
1/03/13 (Supranational)	200,000,000	199,998,667
1/14/13 (Supranational)	200,000,000	199,991,333
1/09/13 - 1/16/13 (Supranational)	363,500,000	363,487,682
2/07/13 (Supranational)	200,000,000	199,975,333
[a]U.S. Treasury Bills, 1/03/13 - 10/17/13	350,000,000	349,881,132
Total U.S. Government and Agency Securities (Cost $2,345,344,561)		2,345,344,561
Municipal Bonds 4.5%		
[c]California State Economic Recovery GO,		
Series C-2, Daily VRDN and Put, 0.09%, 7/01/23	32,400,000	32,400,000
Series C-4, Daily VRDN and Put, 0.11%, 7/01/23	35,790,000	35,790,000
California State GO, RAN, Series A-2, 2.50%, 6/20/13	165,000,000	166,585,151
[c]Metropolitan Water District of Southern California Water Revenue, Special, Refunding, Series A, Weekly VRDN and Put, 0.10%, 10/01/29	60,415,000	60,415,000
Indiana State Finance Authority Industrial Revenue, Development, Midwest Fertilizer Corp. Project, Mandatory Put 7/01/13, 0.20%, 7/01/46	165,000,000	165,000,000
Iowa Finance Authority Midwestern Disaster Area Revenue, Iowa Fertilizer Project, Mandatory Put 4/12/13, 0.18%, 12/01/50	150,000,000	150,000,000
New York Liberty Development Corp. Multi-Modal Liberty Revenue, 3 World Trade Center Project, Mandatory Put 5/22/13, Refunding, Series A, 0.25%,		
12/01/49	200,000,000	200,000,000
12/01/50	30,000,000	30,000,000
Total Municipal Bonds (Cost $840,190,151)		840,190,151
Total Investments before Repurchase Agreements (Cost $15,343,441,547)		15,343,441,547
[d]**Repurchase Agreements 10.3%**		
Barclays Capital Inc., 0.160%, 1/02/13 (Maturity Value $450,004,000) Collateralized by U.S. Treasury Notes, 0.25%, 8/15/15 (valued at $461,267,528)	450,000,000	450,000,000
Deutsche Bank Securities Inc., 0.150%, 1/02/13 (Maturity Value $39,000,325) Collateralized by U.S. Treasury Notes, 1.00%, 8/31/16 (valued at $39,780,037)	39,000,000	39,000,000
Goldman, Sachs & Co., 0.190%, 1/02/13 (Maturity Value $75,000,792) Collateralized by U.S. Government and Agency Securities, 1.25%, 9/28/16 (valued at $76,538,257)	75,000,000	75,000,000
HSBC Securities (USA) Inc., 0.160%, 1/02/13 (Maturity Value $100,000,889) Collateralized by U.S. Government and Agency Securities, 0.23% - 0.75%, 4/16/13 - 2/13/15 (valued at $102,004,138)	100,000,000	100,000,000
J.P. Morgan Securities LLC, 0.150%, 1/02/13 (Maturity Value $500,004,167) Collateralized by U.S. Government and Agency Securities, 0.00% - 5.51%, 1/24/13 - 11/15/17 (valued at $510,002,903)	500,000,000	500,000,000

The Money Market Portfolios

Statement of Investments, December 31, 2012 (unaudited) *(continued)*

The Money Market Portfolio	Principal Amount*	Value
Investments (continued)		
[d]**Repurchase Agreements (continued)**		
Merrill Lynch, Pierce, Fenner & Smith Inc., 0.140%, 1/02/13 (Maturity Value $400,003,111) Collateralized by U.S. Government and Agency Securities, 0.23% - 6.03%, 8/28/13 - 11/23/35 (valued at $408,000,810)	$400,000,000	$ 400,000,000
Morgan Stanley & Co. LLC, 0.180%, 1/02/13 (Maturity Value $50,000,500) Collateralized by U.S. Treasury Notes, 4.25%, 8/15/13 (valued at $51,000,060)	50,000,000	50,000,000
UBS Securities LLC, 0.150%, 1/02/13 (Maturity Value $300,002,500) Collateralized by U.S. Treasury Notes, 0.25% - 2.25%, 11/30/14 - 1/31/15 (valued at $306,162,814)	300,000,000	300,000,000
Total Repurchase Agreements (Cost $1,914,000,000)		1,914,000,000
Total Investments (Cost $17,257,441,547) 92.6%		17,257,441,547
Other Assets, less Liabilities 7.4%		1,383,467,140
Net Assets 100.0%		$18,640,908,687

See Abbreviations on page 26.

*The principal amount is stated in U.S. dollars unless otherwise indicated.

[a]The security is traded on a discount basis with no stated coupon rate.

[b]A supranational organization is an entity formed by two or more central governments through international treaties.

[c]Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

[d]See Note 1(b) regarding repurchase agreements.

The Money Market Portfolios

Financial Statements

Statement of Assets and Liabilities

December 31, 2012 (unaudited)

	The Money Market Portfolio
Assets:	
Investments in securities, at amortized cost	$15,343,441,547
Repurchase agreements, at value and cost	1,914,000,000
Total investments	$17,257,441,547
Cash	1,383,137,287
Interest receivable	2,824,241
Total assets	18,643,403,075
Liabilities:	
Payables:	
Affiliates	2,201,600
Custodian fees (Note 4)	143,275
Accrued expenses and other liabilities	149,513
Total liabilities	2,494,388
Net assets, at value	$18,640,908,687
Net assets consist of:	
Paid-in capital	$18,643,573,531
Accumulated net realized gain (loss)	(2,664,844)
Net assets, at value	$18,640,908,687
Shares outstanding	18,643,575,129
Net asset value per share	$1.00

Financial Statements *(continued)*

Statement of Operations

for the six months ended December 31, 2012 (unaudited)

	The Money Market Portfolio
Investment income:	
Interest	$12,409,738
Expenses:	
Management fees (Note 3a)	13,078,201
Custodian fees (Note 4)	139,339
Reports to shareholders	4,676
Professional fees	69,375
Other	46,249
Total expenses	13,337,840
Expenses waived/paid by affiliates (Note 3c)	(928,102)
Net expenses	12,409,738
Net investment income	—
Net realized gain (loss) from investments	22,219
Net increase (decrease) in net assets resulting from operations	$ 22,219

The Money Market Portfolios

Financial Statements *(continued)*

Statements of Changes in Net Assets

	The Money Market Portfolio	
	Six Months Ended December 31, 2012 (unaudited)	Year Ended June 30, 2012
Increase (decrease) in net assets:		
Operations:		
Net investment income (loss)	$ —	$ (1,598)
Net realized gain (loss) from investments	22,219	84,629
Net increase (decrease) in net assets resulting from operations	22,219	83,031
Capital share transactions (Note 2)	4,574,954,361	1,973,337,943
Net increase (decrease) in net assets	4,574,976,580	1,973,420,974
Net assets (there is no undistributed net investment income at beginning or end of period):		
Beginning of period	14,065,932,107	12,092,511,133
End of period	$18,640,908,687	$14,065,932,107

The Money Market Portfolio

1. Organization and Significant Accounting Policies *(continued)*

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividends from net investment income are normally declared daily; these dividends may be reinvested or paid monthly to shareholders. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

e. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

f. Guarantees and Indemnifications

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Portfolio, enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

At December 31, 2012, there were an unlimited number of shares authorized (without par value). Transactions in the Portfolio's shares at $1.00 per share were as follows:

	Six Months Ended December 31, 2012	Year Ended June 30, 2012
Shares sold	$12,685,028,683	$ 24,240,713,227
Shares redeemed	(8,110,074,322)	(22,267,375,284)
Net increase (decrease)	$ 4,574,954,361	$ 1,973,337,943

The Money Market Portfolio

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers, directors, and/or trustees of the Franklin Money Fund, the Franklin Templeton Money Fund Trust, the Institutional Fiduciary Trust, and of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Portfolio pays an investment management fee to Advisers of 0.15% per year of the average daily net assets of the Portfolio.

b. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Portfolio and is not paid by the Portfolio for the services.

c. Waiver and Expense Reimbursements

In efforts to prevent a negative yield, Advisers has voluntarily agreed to waive or limit its fees, assume as its own expense certain expenses otherwise payable by the Portfolio and if necessary, make a capital infusion into the Portfolio. These waivers, expense reimbursements and capital infusions are voluntary and may be modified or discontinued by Advisers at any time, and without further notice. There is no guarantee that the Portfolio will be able to avoid a negative yield.

d. Other Affiliated Transactions

At December 31, 2012, the shares of the Portfolio were owned by the following entities:

	Shares	Percentage of Outstanding Shares
Institutional Fiduciary Trust – Money Market Portfolio	16,544,434,230	88.74%
Franklin Money Fund	1,829,659,754	9.81%
Franklin Templeton Money Fund Trust – Franklin Templeton Money Fund	269,481,145	1.45%

4. Expense Offset Arrangement

The Portfolio has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio's custodian expenses. During the period ended December 31, 2012, there were no credits earned.

The Money Market Portfolios

Notes to Financial Statements (unaudited) *(continued)*

The Money Market Portfolio

5. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any. Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates. At June 30, 2012, the Fund had capital loss carryforwards of $2,687,063 expiring in 2017.

At December 31, 2012, the cost of investments for book and income tax purposes was the same.

6. Fair Value Measurements

The Portfolio follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Portfolio's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Portfolio's financial instruments and are summarized in the following fair value hierarchy:

- Level 1 – quoted prices in active markets for identical financial instruments
- Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
- Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of financial instruments)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2 inputs.

For movements between the levels within the fair value hierarchy, the Portfolio has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At December 31, 2012, all of the Portfolio's investments in financial instruments carried at fair value were valued using Level 2 inputs.

7. New Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in the ASU enhance disclosures about offsetting of financial assets

The Money Market Portfolios

Notes to Financial Statements (unaudited) *(continued)*

The Money Market Portfolio

7. New Accounting Pronouncements *(continued)*

and liabilities to enable investors to understand the effect of these arrangements on a fund's financial position. In January 2013, FASB issued ASU No. 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. The amendments in ASU No. 2013-01 clarify the intended scope of disclosure required by ASU No. 2011-11. These ASUs are effective for interim and annual reporting periods beginning on or after January 1, 2013. The Portfolio believes the adoption of these ASUs will not have a material impact on its financial statements.

8. Subsequent Events

The Portfolio has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Selected Portfolio

FFCB - Federal Farm Credit Bank
FHLB - Federal Home Loan Bank
GO - General Obligation
RAN - Revenue Anticipation Note

Institutional Fiduciary Trust

Shareholder Information

Money Market Portfolio

Proxy Voting Policies and Procedures

The Trust's investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

FRANKLIN TEMPLETON INSTITUTIONAL

Semiannual Report

INSTITUTIONAL FIDUCIARY TRUST

Money Market Portfolio

Investment Manager
Franklin Advisers, Inc.

Distributor
Franklin Templeton Distributors, Inc.

Franklin Templeton Institutional Services
(800) 321-8563
ftinstitutional.com

140 S 02/13

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson, and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services. N/A

Item 5. Audit Committee of Listed Registrants. N/A

Item 6. Schedule of Investments. N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) **Evaluation of Disclosure Controls and Procedures**. The Registrant maintains disclosure controls and procedures that are designed to

ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) **Changes in Internal Controls**. There have been no changes in the Registrant's internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INSTITUTIONAL FIDUCIARY TRUST

By /s/ Laura F. Fergerson
Laura F. Fergerson
Chief Executive Officer - Finance and Administration
Date February 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson
Laura F. Fergerson
Chief Executive Officer - Finance and Administration
Date February 27, 2013

By /s/ Gaston Gardey
Gaston Gardey
Chief Financial Officer and Chief Accounting Officer
Date February 27, 2013